Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (109,951)	$ (10,256)	$ 20,310
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	18,050	21,278	22,519
Allowance for credit losses	2,763	432	1,850
Gain from business divestiture, see Note 7	(5,764)	0	0
Stock-based compensation, excluding cash-settled awards	25,246	32,865	27,423
Provision (benefit) from deferred income taxes	45	5,860	(2,195)
Non-cash (losses) gains on derivative financial instruments, net	426	(133)	95
Change in fair value of contingent consideration for business combinations	0	(134)	(3,665)
Other non-cash items, net	681	766	(2,964)
Changes in operating assets and liabilities:
Accounts receivable	59,186	(5,718)	1,496
Contract assets	8,517	(7,115)	8,442
Inventories	(13,101)	(363)	(1,142)
Prepaid expenses and other assets	(2,364)	8,465	5,119
Accounts payable and accrued expenses	(37,885)	4,885	8,668
Contract liabilities	18,000	(51,314)	(16,770)
Other liabilities	174	1,761	210
Other, net	(1,010)	1,351	1,915
Net cash (used in) provided by operating activities	(36,987)	2,630	71,311
Cash flows from investing activities:
Purchases of property and equipment	(8,274)	(11,759)	(14,199)
Purchases of short-term investments	(55,150)	(58,973)	(48,585)
Maturities and sales of short-term investments	48,765	52,978	51,174
Settlements of derivative financial instruments not designated as hedges	201	(138)	213
Cash paid for capitalized software development costs	(3,408)	(6,033)	(5,132)
Proceeds from Business divestiture, net of cost, see Note 7	37,635	0	0
Change in restricted bank time deposits, including long-term portion	358	5,561	31,084
Other investing activities	0	513	1,863
Net cash provided by (used in) investing activities	20,127	(17,851)	16,418
Cash flows from financing activities:
Net transfers to former parent	0	0	(189,047)
(Repayment) withdrawal from credit facility - presented as short term loan	(100,000)	100,000	0
Dividend paid to former parent	0	(35,000)	0
Repayments of parent borrowings	0	0	(7,025)
Dividends paid to noncontrolling interest	(2,934)	(3,338)	(4,176)
Payments of contingent consideration for business combinations (financing portion)	0	(2,738)	(4,877)
Other financing activities	0	(181)	(492)
Net cash (used in) provided by financing activities	(102,934)	58,743	(205,617)
Foreign currency effects on cash, cash equivalents, restricted cash, and restricted cash equivalents	617	41	(864)
Net (decrease) increase in cash, cash equivalents, restricted cash and restricted cash equivalents	(119,176)	43,563	(118,752)
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of period	158,220	114,657	233,409
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of period	39,044	158,220	114,657
Reconciliation of cash, cash equivalents, restricted cash and restricted cash equivalents at end of period:
Cash and cash equivalents	34,579	152,590	78,570
Restricted cash and cash equivalents included in restricted cash and cash equivalents and restricted bank time deposits	4,302	3,486	25,904
Restricted cash and cash equivalents included in other assets	163	2,144	10,183
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	$ 39,044	$ 158,220	$ 114,657